[Cover Page]




                         Annual Report December 31, 2000

LifeSpan Balanced Portfolio
A Series of Panorama Series Fund, Inc.





RA0618.001.1200  March 1, 2001


-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                   December 31, 2000


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 67.6%
-------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.1%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
Air Products & Chemicals, Inc.                                                                        3,100      $     127,100
-------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                                       2,500            120,781
-------------------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                                   4,000            167,426
                                                                                                                   ------------
                                                                                                                       415,307

-------------------------------------------------------------------------------------------------------------------------------
METALS - 1.9%
Broken Hill Proprietary Co. Ltd.                                                                     14,000            147,474
-------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                            3,600            126,000
-------------------------------------------------------------------------------------------------------------------------------
OneSteel Ltd.                                                                1                        3,500              1,848
-------------------------------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The)                                                       1                       14,000            700,000
                                                                                                                   ------------
                                                                                                                       975,322

-------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.4%
Georgia Pacific Corp./Timber Group                                                                    1,200             35,925
-------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                      3,700            187,775
                                                                                                                   ------------
                                                                                                                       223,700

-------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 9.0%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.3%
Boeing Co.                                                                                            3,500            231,000
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                                8,900            694,200
-------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                3,000            249,000
                                                                                                                   ------------
                                                                                                                     1,174,200

-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
ABB Ltd.                                                                                                850             90,612
-------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                        1                        4,600            180,262
-------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                             1,400             22,925
-------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc.                                                              1                        1,200             19,875
-------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.                                           1                        2,000             66,250
-------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                          2,700            128,587
-------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                            1,500            196,042
-------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                    1                        2,500            270,469
-------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                                                 1                        1,800             27,225
                                                                                                                   ------------
                                                                                                                     1,002,247

-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.1%
Hays plc                                                                                                276              1,591
-------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                                 1,900             54,625
-------------------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc.                                                            1                        6,500            149,500
-------------------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                                    5,300             96,725
-------------------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc.                                                      1                       15,000            143,437
-------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc.                                                        1                        4,650            149,672
-------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.                                                                                      7,508            239,317
-------------------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.                                                1                        1,200             37,875
-------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.                                                      1                        5,500            181,844
                                                                                                                   ------------
                                                                                                                     1,054,586

-------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.6%
Avery-Dennison Corp.                                                                                    800             43,900
-------------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                              800             36,850
-------------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                               1,200             53,250


2  LifeSpan Balanced Portfolio


-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
Cooper Industries, Inc.                                                                               1,700      $      78,094
-------------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                             4,400            125,125
-------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp.                                                       1                        7,000            161,000
-------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                           1,000             45,812
-------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                           4,000            162,250
-------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                             500             37,594
-------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                                  3,700            445,850
-------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                                 1,300             57,362
-------------------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.                                                        1                       12,000             45,750
-------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                           700             32,550
-------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                               400             31,450
                                                                                                                   ------------
                                                                                                                     1,356,837

-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 1.5%
AT&T Corp.                                                                                            4,000             69,250
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                                   6,500            195,901
-------------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                                     1,800            155,397
-------------------------------------------------------------------------------------------------------------------------------
Globix Corp.                                                                 2                        1,408              4,752
-------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN NV                                                                            5,480             63,080
-------------------------------------------------------------------------------------------------------------------------------
NEC Corp.                                                                                             4,000             73,205
-------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB, B Shares                                                         20,000            227,863
                                                                                                                   ------------
                                                                                                                       789,448

-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.2%
BellSouth Corp.                                                                                       9,000            368,437
-------------------------------------------------------------------------------------------------------------------------------
Telefonica SA                                                                1                       14,323            236,682
                                                                                                                   ------------
                                                                                                                       605,119

-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 1.0%
Nokia Oyj                                                                                             9,600            428,138
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Mobile SpA                                                                            11,000             87,787
                                                                                                                   ------------
                                                                                                                       515,925

-------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 5.7%
-------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.9%
Fortune Brands, Inc.                                                                                  1,200             36,000
-------------------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                                     4,000            104,750
-------------------------------------------------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                                                       17,500             68,627
-------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                   7,000            218,312
-------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                                    900             43,087
                                                                                                                   ------------
                                                                                                                       470,776

-------------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.5%
Dun & Bradstreet Corp.                                                       1                        2,500             64,687
-------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                         5,000            128,437
-------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                                                  1,300             85,562
                                                                                                                   ------------
                                                                                                                       278,686

-------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.4%
Marriott International, Inc., Cl. A                                                                   4,300            181,675
-------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.5%
Deluxe Corp.                                                                                          4,800            121,296
-------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                     2,200            138,737


3  LifeSpan Balanced Portfolio



-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Harte-Hanks, Inc.                                                                                     1,200      $      28,425
-------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                                   4,000            227,500
-------------------------------------------------------------------------------------------------------------------------------
Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit (VNU)                                          5,030            247,232
                                                                                                                   ------------
                                                                                                                       763,190

-------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.6%
Family Dollar Stores, Inc.                                                                              700             15,006
-------------------------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                                                   2,000             99,825
-------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                             1,200             39,300
-------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                                   4,900            170,275
                                                                                                                   ------------
                                                                                                                       324,406

-------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.3%
BJ's Wholesale Club, Inc.                                                    1                          700             26,862
-------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                                  7,900            102,700
-------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.                                                    1                        9,543            171,178
-------------------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                                       14,000            104,095
-------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                                      1,000             42,813
-------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                  8,000            210,500
                                                                                                                   ------------
                                                                                                                       658,148

-------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.5%
Linens 'N Things, Inc.                                                                                5,800            160,225
-------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                                     700             29,138
-------------------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                                 3,000             56,813
                                                                                                                   ------------
                                                                                                                       246,176

-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 6.0%
-------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.4%
Adolph Coors Co., Cl. B                                                                                 700             56,219
-------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                             3,600            163,800
                                                                                                                   ------------
                                                                                                                       220,019

-------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 0.6%
Education Management Corp.                                                   1                        9,000            321,750
-------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.9%
Brinker International, Inc.                                                  1                        2,900            122,525
-------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                              3,900             89,213
-------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                        900             30,600
-------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.                                              1                        6,600            207,488
-------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                             800             21,000
                                                                                                                   ------------
                                                                                                                       470,826

-------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.1%
ConAgra Foods, Inc.                                                                                   5,375            139,750
-------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                      1,400             66,413
-------------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                                      600             11,175
-------------------------------------------------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                                                                9,000            116,189
-------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                                75            174,946
-------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                        2,300             56,494
                                                                                                                   ------------
                                                                                                                       564,967

4  LifeSpan Balanced Portfolio

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.1%
Express Scripts, Inc., Cl. A                                                 1                        2,500      $     255,625
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                   1                        8,400            227,325
-------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.                                                        1                        2,667             44,006
-------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                       3,600             49,950
                                                                                                                   ------------
                                                                                                                       537,300

-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.9%
Blyth, Inc.                                                                                           3,600             86,850
-------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                  6,000            424,140
-------------------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                               1,500            128,582
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                  4,100            321,594
                                                                                                                   ------------
                                                                                                                       961,166

-------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 0.9%
Anadarko Petroleum Corp.                                                                                800             56,864
-------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                          4,500            315,945
-------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                                 1,900             93,456
                                                                                                                   ------------
                                                                                                                       466,265

-------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 1.6%
Apache Corp.                                                                                            600             42,038
-------------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                            1,000             50,500
-------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                                   2,300             65,838
-------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                      3,100            187,356
-------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                            5,400            130,950
-------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                                3,200            182,000
-------------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                          2,200            136,675
                                                                                                                   ------------
                                                                                                                       795,357

-------------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 1.2%
Abraxas Petroleum Corp.                                                      1                       5,961             26,079
-------------------------------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                                                    12,362            591,831
                                                                                                                   ------------
                                                                                                                       617,910

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 17.8%
-------------------------------------------------------------------------------------------------------------------------------
BANKS - 5.4%
Banco Bilbao Vizcaya Argentaria SA                                                                   10,000            148,816
-------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                      1,300             71,744
-------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                                        3,300            120,863
-------------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                        1,800            158,017
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                                     770            146,350
-------------------------------------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                                                         2,200            163,181
-------------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                                     4,200            116,813
-------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                           900             20,925
-------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                                 14,609            154,506
-------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                                7,500            368,906
-------------------------------------------------------------------------------------------------------------------------------
Mizuho Holdings, Inc.                                                                                    16             99,194
-------------------------------------------------------------------------------------------------------------------------------
Nordea AB (NDA)                                                                                      25,000            190,127
-------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                          4,500            328,781
-------------------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                                  1,600             43,700


5  LifeSpan Balanced Portfolio



-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Sanwa Bank Ltd. (The)                                                                                11,000      $      77,154
-------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                                  1,800            113,400
-------------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                                     4,200            101,063
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                          600             34,875
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                       5,500            306,281
                                                                                                                   ------------
                                                                                                                     2,764,696

-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 5.7%
AMBAC Financial Group, Inc.                                                  1                        1,050             61,228
-------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                  2,400            131,850
-------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp.                                                            1                        7,000            190,750
-------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                                 500             25,344
-------------------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc.                                                            1                        5,600            367,150
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                       9,466            483,358
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                            2,900            251,575
-------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                                900             34,290
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                       1,400            149,713
-------------------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                          2,538            202,740
-------------------------------------------------------------------------------------------------------------------------------
John Hancock Financial Services, Inc.                                                                 2,400             90,300
-------------------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                                 6,327             58,856
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                             1,400             95,463
-------------------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                                                     6,600            173,663
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                              500             23,750
-------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                           14,000            251,926
-------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                 1,100             74,456
-------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                                3,211             87,299
-------------------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                           200,000            174,361
                                                                                                                   ------------
                                                                                                                     2,928,072

-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 6.3%
Advance Paradigm, Inc.                                                       1                        6,200            282,100
-------------------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                              4,053            167,946
-------------------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                              2,822            116,740
-------------------------------------------------------------------------------------------------------------------------------
Allianz AG                                                                                              535            200,221
-------------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                                               500             36,250
-------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                        4,800            209,100
-------------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                                2,000            163,000
-------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                    1,650            162,628
-------------------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                                1,300            187,968
-------------------------------------------------------------------------------------------------------------------------------
Axa, Sponsored ADR                                                                                      265             19,030
-------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                           2,200            190,300
-------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                           1,700            224,910
-------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent plc                                                                            9,127            113,115
-------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                 3,500            261,625
-------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                5,600            264,950
-------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                              2,700             84,713
-------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                           1,000            117,000
-------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                        10,000            350,000
-------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                                    1,200             90,075
-------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                                     250             13,578
                                                                                                                   ------------
                                                                                                                     3,255,249


6  LifeSpan Balanced Portfolio

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                 MARKET VALUE
                                                                                           SHARES                SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Office Properties Trust                                                                        4,046      $     132,001
-------------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.1%
Washington Mutual, Inc.                                                                               1,300             68,981
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 6.4%
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 4.3%
Abbott Laboratories                                                                                   3,600            174,375
-------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                              2,900            214,419
-------------------------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR                                                     3                        2,000            118,500
-------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                                  11,951            337,410
-------------------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Co. (The)                                                                              3,200            140,832
-------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                             200            353,595
-------------------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc.                                                  1                        7,800            291,525
-------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                                        20            203,764
-------------------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                                       3,000            177,583
-------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                              3,600            220,950
                                                                                                                   ------------
                                                                                                                     2,232,953

-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.1%
Baxter International, Inc.                                                                            2,100            185,456
-------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                 2,200            219,175
-------------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp.                                                      1                        4,300            294,281
-------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                                              1                       2,100            242,025
-------------------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp.                                                           1                        4,000            140,250
                                                                                                                   ------------
                                                                                                                     1,081,187

-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 7.8%
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.4%
Advanced Digital Information Corp.                                           1                       10,200            234,600
-------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                                                   1                          190             10,403
-------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                                                         1                        3,200             47,600
-------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.                                                      1                        4,296            136,130
-------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                   2,600             82,063
-------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                                           1                          800             35,450
-------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                                                1                        6,000            166,500
                                                                                                                   ------------
                                                                                                                       712,746

-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.5%
First Data Corp.                                                                                      3,600            189,675
-------------------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.                                                               1                        3,905             62,480
                                                                                                                   ------------
                                                                                                                       252,155

-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.8%
Advent Software, Inc.                                                        1                        7,300            292,456
-------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                                  640             73,484
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                               1                        1,300             43,388
                                                                                                                   ------------
                                                                                                                       409,328

-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.0%
ADC Telecommunications, Inc.                                                 1                        3,000             54,375
-------------------------------------------------------------------------------------------------------------------------------
Alcatel SA                                                                                            3,500            198,812
-------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                            1                        1,000             77,000
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                                  185,128            678,916
                                                                                                                   ------------
                                                                                                                     1,009,103

7  LifeSpan Balanced Portfolio



-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.1%
Advanced Energy Industries, Inc.                                             1                        4,400      $      99,000
-------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                 1                        1,600             22,100
-------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.                                                                  1                        4,700            120,952
-------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.                                                  1                        1,400             27,563
-------------------------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                                            3,000             76,875
-------------------------------------------------------------------------------------------------------------------------------
Hoshiden Corp.                                                                                       10,000            376,532
-------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                                    7,000            167,338
-------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                       1                        1,600             57,500
-------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                            2,800            193,695
-------------------------------------------------------------------------------------------------------------------------------
TranSwitch Corp.                                                             1                       10,500            410,813
-------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A                                              1                        1,300             53,036
                                                                                                                   ------------
                                                                                                                     1,605,404

-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc.                                                                                 1,000             50,188
-------------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 1.0%
GATX Corp.                                                                                            8,600            428,925
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                   1,500             76,125
                                                                                                                   ------------
                                                                                                                       505,050

-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.9%
Duke Energy Corp.                                                                                     2,600            221,650
-------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                       1,500            107,625
-------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                         5,600            153,650
-------------------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                                     2,500             51,875
-------------------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                              700             17,297
-------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                 3,900            189,638
-------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                                  8,000            346,500
-------------------------------------------------------------------------------------------------------------------------------
Tokyo Electric Power Corp.                                                                            5,000            124,124
-------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                             3,300            146,231
-------------------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                               4,400            109,175
                                                                                                                   ------------
                                                                                                                     1,467,765

-------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.5%
National Fuel Gas Co.                                                                                 4,400            276,925
                                                                                                                   ------------
Total Common Stocks (Cost $28,108,459)                                                                              34,782,717

-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg. (Cost $100,000)                 2                        1,000             82,250

                                                                                               UNITS
-------------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp., Contingent Value Rts.                               2                        5,961              3,725
-------------------------------------------------------------------------------------------------------------------------------
Arcadia Financial Ltd. Wts., Exp. 3/15/07                                                               125                --
-------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08                                         2                          600              4,875
-------------------------------------------------------------------------------------------------------------------------------
Mrs. Fields' Holdings Co., Inc. Wts., Exp. 12/31/49                          2                          150              1,519
                                                                                                                   ------------
Total Rights, Warrants and Certificates (Cost $894)                                                                     10,119



8  LifeSpan Balanced Portfolio



-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile
Receivables-Backed Nts., Series 1998-B, Cl. A3, 5.95%, 11/15/02              2                 $     64,235      $      64,115
-------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed
Certificates, Series 1997-1, Cl. A, 6.25%, 8/25/05                                                  125,000            125,781
-------------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2,
Cl. A, 6.752%, 6/25/07                                                       2                       82,210             82,645
-------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile
Receivables-Backed Nts., Series 1997-A, Cl. A-5, 6.80%, 2/15/05              2                      150,000            150,211
                                                                                                                   ------------
Total Asset-Backed Securities (Cost $421,129)                                                                          422,752

-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through
Certificates, Series 1994-10, Cl. A3, 6%, 5/25/09                                                   350,000            347,813
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates, 6%, 3/1/09                                                              104,295            104,035
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 5.59%, 10/15/20                                        2\4                     594,239             42,149
Series 1583, Cl. IC, 0.46%, 1/15/20                                          4                      354,144             20,693
Series 1661, Cl. PK, 0.01%, 11/15/06                                         4                       29,686                  5
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                          58,208             57,806
6.50%, 4/1/26                                                                                       124,156            122,682
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                                  19,733             19,647
-------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1994-7,
Cl. A18, 6%, 2/25/09                                                                                248,607            236,798
-------------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22                                        5                      350,000            349,234
-------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed
Pass-Through Certificates, Series 1999-QS12, Cl. M1,
7%, 9/25/14                                                                                         237,757            233,670
                                                                                                                   ------------
Total Mortgage-Backed Obligations (Cost $1,525,645)                                                                  1,534,532

-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                                          175,000            166,959
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 5.67%, 11/15/18                                 6                    1,500,000            547,594
                                                                                                                   ------------
Total U.S. Government Obligations (Cost $731,008)                                                                      714,553

-------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 24.1%
--------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
Huntsman Polymers Corp., 11.75% Sr. Nts., 12/1/04                            2                      125,000             96,875
--------------------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07            1\2\7                   125,000              6,875
-------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 10.875% Sr. Sub. Nts., 5/1/09                                                100,000             94,250
-------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                               50,000             55,119
-------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                        125,000            126,407
-------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08         8                      125,000             13,750
-------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                                  125,000             95,000
                                                                                                                   ------------
                                                                                                                       488,276

9  LifeSpan Balanced Portfolio

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
METALS - 0.3%
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                           $    100,000      $      35,750
-------------------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
Series B, 4/15/03                                                           1\2\7                   125,000                937
-------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08         2                      100,000             68,500
-------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                      50,000             20,250
-------------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                                     75,000             53,625
                                                                                                                   ------------
                                                                                                                       179,062

-------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.6%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07                             9                      125,000            103,125
-------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                                              200,000            200,500
                                                                                                                   ------------
                                                                                                                       303,625

-------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 3.5%
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.3%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09                   2\8                     100,000             34,500
-------------------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08                            125,000             94,375
-------------------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02      2                       75,000             44,250
-------------------------------------------------------------------------------------------------------------------------------
Armco, Inc., 9% Sr. Unsec. Nts., 9/15/07                                                             50,000             46,250
-------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                          50,000             49,875
-------------------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04           1\2\7                   125,000             11,875
-------------------------------------------------------------------------------------------------------------------------------
Flooring America, Inc., 9.25% Sr. Sub. Nts., Series B, 10/15/07             2\7\                    37,000                925
-------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                              50,000             47,500
-------------------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., Series B, 5/1/07           2                      100,000             98,500
-------------------------------------------------------------------------------------------------------------------------------
Mrs. Fields' Holding Co., Inc., 0%/14% Sr. Sec. Disc. Nts., 12/1/05         2\8                    150,000             68,250
-------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                                   125,000            127,812
-------------------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr.
Unsec. Sub. Nts., 1/15/08                                                                            75,000             37,875
-------------------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, Timber Collaterized Nts., Series B,
Cl. A-1, 6.55%, 7/20/28                                                                             170,068            165,660
-------------------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08                2                      125,000             88,281
-------------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                                125,000            126,387
-------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08                2\8                      50,000                750
-------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                                      120,000            119,521
                                                                                                                   ------------
                                                                                                                     1,162,586

-------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.2%
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts.,
Series B, 1/15/07                                                            2                       50,000             54,250
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07                  2                      125,000            105,625
-------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                           50,000             51,094
-------------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                                   125,000             96,875
-------------------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                 2                      100,000             57,500
-------------------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc./USI American Holdings, Inc./USI Global
Corp., 7.125% Sr. Unsec. Nts., 10/15/03                                                             225,000            227,118
                                                                                                                   ------------
                                                                                                                       592,462

-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 5.9%
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 4.2%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                                 100,000             75,000
-------------------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                                          125,000            119,531
-------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13% Sr. Disc. Nts., 11/1/05                    2                      100,000             26,500


10  LifeSpan Balanced Portfolio

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 4.2%
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                           $    125,000      $     111,875
-------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10                              300,000            205,500
-------------------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                                   100,000             40,000
-------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.125% Sr. Unsec. Nts., 11/15/06                                      50,000             48,125
-------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                        300,000            112,500
-------------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 13.875% Gtd. Sr. Disc. Nts., 12/15/05                         2                      125,000             46,875
-------------------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                          125,000             51,875
-------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07                      1\7\8                   125,000             11,406
-------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08                                  200,000            141,000
-------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon
Nts., Series B, 2/1/06                                                       8                      200,000            175,000
-------------------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08                          2                       50,000             49,750
-------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                        125,000            101,562
-------------------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec.
Nts., 6/15/08                                                                2                      100,000             44,000
-------------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp., 13%
Sr. Unsec. Nts., 4/1/10                                                                             100,000             45,000
-------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10                                        300,000             22,500
-------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                       100,000             27,500
-------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 6.125% Unsec. Nts., 7/15/02                                            200,000            199,010
-------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr.
Disc. Nts., 10/15/07                                                         8                      125,000            114,658
-------------------------------------------------------------------------------------------------------------------------------
RCN Corp.:
0%/11.125% Sr. Unsec. Nts., 10/15/07                                         8                       50,000             17,750
10.125% Sr. Unsec. Nts., 1/15/10                                                                    200,000            103,000
-------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                              100,000              4,500
-------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                            125,000             16,875
-------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                     50,000             46,250
-------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                                       225,000            223,213
                                                                                                                   ------------
                                                                                                                     2,180,755

-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 1.7%
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts.,
Series B, 6/1/06                                                             8                      125,000            120,000
-------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts., 11/15/09                                       200,000            187,000
-------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       100,000             92,500
-------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08               8                     200,000            156,000
-------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
Nts., 8/15/06                                                                                       100,000            107,310
-------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                         2                       50,000             51,812
-------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                                             200,000            165,000
                                                                                                                   ------------
                                                                                                                       879,622

-------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.2%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B,
7/15/07                                                                     7                      125,000             31,875
-------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts.,
Series D, 6/15/07                                                                                  125,000             85,625
                                                                                                                   ------------
                                                                                                                       117,500

-------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.3%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                  2                      100,000             80,500
-------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts.,
Series D, 10/15/07                                                                                  125,000            116,562
-------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                       50,000             46,250



11  LifeSpan Balanced Portfolio

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT (CONTINUED)
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                       $          100,000      $      89,500
-------------------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                        100,000            105,000
-------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                             125,000            120,937
-------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                  50,000             50,375
-------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            100,000            101,000
-------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                            125,000            125,937
-------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Unsec. Sub.
Nts., 12/15/05                                                                                      100,000             98,250
-------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07                                                125,000            126,250
-------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                 125,000            127,187
                                                                                                                   ------------
                                                                                                                     1,187,748

-------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.8%
Hollinger International Publishing, Inc., 9.25% Gtd.
Sr. Sub. Nts., 3/15/07                                                                              125,000            125,625
-------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                                100,000            100,750
-------------------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06                      2                      125,000            114,375
-------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                                  50,000             48,688
                                                                                                                   ------------
                                                                                                                       389,438

-------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.2%
K Mart Corp., 7.75% Debs., 10/1/12                                                                  125,000             89,702
-------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.2%
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                 2                      125,000            121,875

-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 4.0%
-------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                       50,000             41,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                           125,000            124,063
-------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts.,
Series B, 2/1/08                                                                                    125,000            118,125
-------------------------------------------------------------------------------------------------------------------------------
Century Communications Corp.:
9.75% Sr. Nts., 2/15/02                                                                             100,000             98,250
Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08                         6                       50,000             19,500
-------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11               8                       50,000             29,125
-------------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                                         100,000             45,500
-------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Disc. Debs., 11/15/07                                     125,000            106,875
-------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07         2\8                     125,000             84,375
-------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08              8                      200,000             83,000
-------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                  125,000            121,875
-------------------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts.,
Series B, 7/1/08                                                             2                      125,000             94,375
-------------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                  2                      100,000             63,500
-------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                          125,000            121,875
-------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
9.625% Sr. Debs., 10/1/06                                                                            75,000             64,875
11% Sr. Disc. Debs., 10/1/07                                                                         75,000             67,125
-------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08                                                            8                      100,000             41,500
                                                                                                                   ------------
                                                                                                                     1,324,938

-------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                                     125,000            122,823

12  LifeSpan Balanced Portfolio



-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
FOOD - 0.5%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06               1\2\7              $    125,000      $       3,125
-------------------------------------------------------------------------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr. Sub. Nts., 1/15/08                       2                       50,000             25,250
-------------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                                   175,000            179,203
-------------------------------------------------------------------------------------------------------------------------------
Premier International Foods plc, 12% Sr. Nts., 9/1/09                        2                       50,000             41,250
                                                                                                                   ------------
                                                                                                                       248,828

-------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.6%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07         1\2\7\                 50,000                313
-------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  150,000            141,750
-------------------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                               90,000             91,309
-------------------------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 10.75% Sr. Nts., 8/15/06                                            100,000             82,500
                                                                                                                   ------------
                                                                                                                       315,872

-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.1%
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                                 75,000             55,500
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 1.2%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                              50,000             51,761
-------------------------------------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05                      2                       50,000             41,250
-------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                        50,000             49,813
-------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                          2                       75,000             76,125
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                               50,000             49,594
-------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                     125,000            122,966
-------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                    75,000             58,125
-------------------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                                      125,000            106,563
-------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                                  50,000             49,192
                                                                                                                   ------------
                                                                                                                       605,389

-------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 0.1%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                    50,000             50,256
-------------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 0.1%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd.,
11.50% Sr. Unsec. Nts., 11/1/04                                                                      70,000             62,650
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
BANKS - 0.3%
FleetBoston Financial Corp./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                            85,000             86,316
-------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                    2\                      50,000             49,500
                                                                                                                   ------------
                                                                                                                       135,816

-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.2%
American General Institutional Capital, 8.125% Bonds, Series B, 3/15/46      3                      125,000            120,379
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec. Unsub. Nts., 1/28/05                              275,000            284,162
-------------------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                                      200,000            198,575
                                                                                                                   ------------
                                                                                                                       603,116

-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06                                                   100,000             50,625
-------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Unsec. Mandatory Par Put
Remarketed Securities, 6/15/01                                                                      175,000            170,625
                                                                                                                   ------------
                                                                                                                       221,250

13  LifeSpan Balanced Portfolio

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
First Industrial LP, 7.15% Bonds, 5/15/27                                                $           60,000      $      60,088
-------------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                               175,000            173,330
                                                                                                                   ------------
                                                                                                                       233,418

-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.2%
ICN Pharmaceuticals, Inc., 9.75% Sr. Nts., 11/15/08                          3                      125,000            125,625
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.4%
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                             100,000             24,500
-------------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06              1\2\7                   100,000             40,000
-------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., Series B, 7/15/04                   2                       75,000             71,625
-------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                         75,000             76,313
                                                                                                                   ------------
                                                                                                                       212,438

-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.2%
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                              100,000             93,250
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.0%
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                      2                      125,000             24,375
-------------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.2%
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                          75,000             77,094
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.2%
AES Corp. (The), 8% Sr. Nts., 12/31/08                                                              100,000             91,750
-------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                     125,000            125,203
                                                                                                                   ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $16,232,303)                                                  12,422,242

-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
5.75%, dated 12/29/00, to be repurchased at $1,024,654 on
1/2/01, collateralized by U.S. Treasury Bonds, 6.625%--11.25%,
2/15/15--2/15/27, with a value of $189,952 and U.S. Treasury
Nts., 5%--7.875%, 1/31/01--8/15/07, with a value of $855,986
(Cost $1,024,000)                                                                                 1,024,000          1,024,000

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $48,143,438)                                                        99.1%         50,993,165
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                        0.9             443,033
                                                                                           -----------------     --------------
NET ASSETS                                                                                           100.0%      $  51,436,198
                                                                                           =================     ==============


1.  Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $364,504 or 0.71% of the Portfolio's net assets as of December 31, 2000.

14  LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)




--------------------------------------------------------------------------------
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable or increasing rate security.
6.  Zero coupon bond reflects the effective yield on the date of purchase.
7.  Issuer is in default.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9.  Interest or dividend is paid in kind.

See accompanying Notes to Financial Statements.




15  LifeSpan Balanced Portfolio



--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 December 31, 2000




--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $48,143,438) - see accompanying statement                                               $50,993,165
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      2,501
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                              459,945
Other                                                                                                                     1,917
                                                                                                            --------------------
Total assets                                                                                                         51,457,528

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Shareholder reports                                                                                                      11,152
Legal, auditing and other professional fees                                                                               9,090
Directors' compensation                                                                                                     265
Other                                                                                                                       823
                                                                                                            --------------------
Total liabilities                                                                                                        21,330

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                          $51,436,198
                                                                                                            ====================

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Par value of shares of capital stock                                                                                    $38,314
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           41,770,017
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                   1,686,047
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                                                         5,043,757
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                              2,898,063
                                                                                                            --------------------
Net assets - applicable to 38,313,434 shares of capital
stock outstanding                                                                                                   $51,436,198
                                                                                                            ====================
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                                  $1.34
                                                                                                            ====================


See accompanying Notes to Financial Statements.






16  LifeSpan Balanced Portfolio


--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Year Ended December 31, 2000




--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                             $3,333,464
--------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $15,381)                                                                 747,434
                                                                                                            --------------------
Total income                                                                                                          4,080,898

--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                         828,351
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              19,190
--------------------------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                                  15,000
--------------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                                   2,032
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                             1,906
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    26,056
                                                                                                            --------------------
Total expenses                                                                                                          892,535
Less expenses paid indirectly                                                                                            (7,274)
                                                                                                            --------------------
Net expenses                                                                                                            885,261

--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                 3,195,637

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                          10,593,672
Foreign currency transactions                                                                                          (492,766)
                                                                                                           ---------------------
Net realized gain                                                                                                    10,100,906

--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                                         (10,566,655)
Translation of assets and liabilities denominated in foreign currencies                                                (324,004)
                                                                                                            --------------------
Net change                                                                                                          (10,890,659)
                                                                                                            --------------------
Net realized and unrealized loss                                                                                       (789,753)

--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $2,405,884
                                                                                                            ====================

See accompanying Notes to Financial Statements.


17  LifeSpan Balanced Portfolio



--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                            2000                   1999
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                         $3,195,637             $2,845,074
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                      10,100,906              7,319,091
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                         (10,890,659)             3,554,979
                                                                                    ---------------------   --------------------
Net increase in net assets resulting
from operations                                                                                2,405,884             13,719,144

--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                                          (3,072,569)            (2,600,510)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                          (6,477,146)                    --

--------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
Net decrease in net assets resulting from
capital stock transactions                                                                   (38,049,065)              (362,950)

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                    (45,192,896)            10,755,684
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           96,629,094             85,873,410
                                                                                    ---------------------   --------------------
End of period (including undistributed net investment
income of $1,686,047 and $2,937,258, respectively)                                           $51,436,198            $96,629,094
                                                                                    =====================   ====================


See accompanying Notes to Financial Statements.




18  LifeSpan Balanced Portfolio

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       YEAR ENDED DECEMBER 31,

                                                       2000          1999          1998          1997           1996(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $1.44         $1.28         $1.28          $1.18         $1.05
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .08           .04           .04            .04           .03
Net realized and unrealized gain (loss)                   (.03)          .16           .04            .10           .11
---------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                                 .05           .20           .08            .14           .14
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.05)         (.04)         (.04)          (.03)         (.01)
Distributions from net realized gain                      (.10)           --          (.04)          (.01)           --
---------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.15)         (.04)         (.08)          (.04)         (.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.34         $1.44         $1.28          $1.28         $1.18
                                                    ===========   ===========   ===========   ============   ===========

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                      2.87%        16.11%         6.17%         12.20%        13.38%
---------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $51,436       $96,629       $85,873        $68,693       $51,336
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $97,329       $86,728       $76,384        $59,388       $41,847
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                    3.28%         3.28%         3.44%          3.44%         3.34%
Expenses                                                 0.92%         0.91%         0.93% (4)      0.97% (4)     1.17% (4)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    27%           73%           58%            57%           70%


1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.




19  LifeSpan Balanced Portfolio

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

LifeSpan Balanced Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds, with a slightly stronger emphasis on stocks. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK The Portfolio invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $107,331, representing 0.21% of the Portfolio's net assets, were in default.

FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

REPURCHASE AGREEMENTS The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

FEDERAL TAXES The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

20  LifeSpan Balanced Portfolio

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $6,220,965, a decrease in undistributed net investment income of $1,374,279, and a decrease in accumulated net realized gain on investments of $4,846,686. This reclassification includes $6,220,965 distributed in connection with Portfolio redemptions which increased paid-in capital, reduced net investment income and reduced accumulated net realized gain. Net assets of the Portfolio were unaffected by the reclassifications.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Portfolio did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio, but will result in a $63,179 decrease to cost of securities and a corresponding $63,179 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

21  LifeSpan Balanced Portfolio

2.  SHARES OF CAPITAL STOCK

The Portfolio has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                YEAR ENDED DECEMBER 31, 2000           YEAR ENDED DECEMBER 31, 1999
                                                     SHARES                AMOUNT            SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------------------

Sold                                              5,545,753      $      7,543,466         5,787,975     $      7,373,964
Dividends and/or distributions reinvested         7,073,863             9,549,715         2,131,566            2,600,510
Redeemed                                       (41,284,843)          (55,142,246)       (8,095,447)         (10,337,424)
                                             ---------------     -----------------    --------------    -----------------
Net decrease                                   (28,665,227)      $   (38,049,065)         (175,906)     $      (362,950)
                                             ===============     =================    ==============    =================

3.        PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $23,691,944 and $57,884,331, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $48,143,438 was:

                    Gross unrealized appreciation                $9,196,552
                    Gross unrealized depreciation                (6,346,825)
                                                                 ----------
                    Net unrealized appreciation                  $2,849,727
                                                                 ==========

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.85% of the Portfolio's first $250 million of average daily net assets and 0.75% of average daily net assets over $250 million. The Portfolio's management fee for the year ended December 31, 2000 was an annualized rate of 0.85%, before any waiver by the Manager if applicable.

ACCOUNTING FEES The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost. Effective January 1, 2001, the Portfolio ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

5.  FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

22  LifeSpan Balanced Portfolio

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Portfolio may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

6.  ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000 was $2,324,884, which represents 4.52% of the Portfolio's net assets, of which $4,752 is considered restricted. Information concerning restricted securities is as follows:

                                                                         VALUATION PER
                                ACQUISITION           COST                  UNIT AS OF              UNREALIZED
SECURITY                               DATE       PER UNIT           DECEMBER 31, 2000            DEPRECIATION
---------------------------------------------------------------------------------------------------------------
STOCKS AND WARRANTS
Globix Corp.                        5/12/99        $  3.51                $ 3.375                      $187


23  LifeSpan Balanced Portfolio

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of LifeSpan Balanced Portfolio:

We have audited the accompanying statement of assets and liabilities of LifeSpan Balanced Portfolio (which is a series of Panorama Series Fund, Inc.), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LifeSpan Balanced Portfolio as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
January 23, 2001

24  LifeSpan Balanced Portfolio

FEDERAL INCOME TAX INFORMATION (Unaudited)




In early 2001 shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2000. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

Dividends and distributions of $0.1424 per share were paid to shareholders on March 17, 2000, of which $0.0620 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

Dividends paid by the Portfolio during the fiscal year ended December 31, 2000, which are not designated as capital gain distributions should be multiplied by 7.80% to arrive at the net amount eligible for the corporate dividend-received deduction.

During the fiscal year ended December 31, 2000, shareholders redeemed $6,220,965 from the Portfolio. A portion of these proceeds received by shareholders represent Long-Term Capital Gain distributions in the amount of $3,246,590. This notification is to meet certain IRS requirements.

The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

25  LifeSpan Balanced Portfolio

LIFESPAN BALANCED PORTFOLIO
A Series of Panorama Series Fund, Inc.

OFFICERS AND DIRECTORS           James C. Swain, Director and Chairman of
                                        the Board
                                 Bridget A. Macaskill, President
                                 William L. Armstrong, Director
                                 Robert G. Avis, Director
                                 Jon S. Fossel, Director
                                 Sam Freedman, Director
                                 Raymond J. Kalinowski, Director
                                 C. Howard Kast, Director
                                 Robert M. Kirchner, Director
                                 Charles Albers, Vice President
                                 George Evans, Vice President
                                 Alan Gilston, Vice President
                                 John S. Kowalik, Vice President
                                 Nikolaos Monoyios, Vice President
                                 David P. Negri, Vice President
                                 Thomas P. Reedy, Vice President
                                 Andrew J. Donohue, Vice President and Secretary
                                 Brian W. Wixted, Treasurer
                                 Robert J. Bishop, Assistant Treasurer
                                 Scott T. Farrar, Assistant Treasurer
                                 Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR               OppenheimerFunds, Inc.

TRANSFER AGENT                   OppenheimerFunds Services

CUSTODIAN OF                     The Bank of New York

PORTFOLIO SECURITIES

INDEPENDENT AUDITORS             Deloitte & Touche LLP

LEGAL COUNSEL                    Myer, Swanson, Adams & Wolf, P.C.


For more complete information about LifeSpan Balanced Portfolio, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

26  LifeSpan Balanced Portfolio